Financial instruments - Bank Borrowings, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Notional amount	$ 50,707	$ 345,949
Bond issuance costs	(3,708)	(2,360)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	300,000	200,000
Carrying amount	300,000	200,000
Bond issuance costs	(4,482)	(2,478)
Total	295,518	197,522
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	200,000	200,000
Carrying amount	200,000	200,000
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	100,000	0
Carrying amount	$ 100,000	$ 0
Bank of Nova Scotia
Financial instruments [Line Items]
Effective rate	5.88%
Nominal rate	6.64%
Bank of Nova Scotia | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 200,000
Carrying amount	200,000
Bond issuance costs	(1,648)
Total	198,352
Bank of Nova Scotia | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Bank of Nova Scotia | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	200,000
Carrying amount	200,000
Bank of Nova Scotia | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	$ 0
Banco Santander/Kexim
Financial instruments [Line Items]
Effective rate	5.49%
Nominal rate	6.36%
Banco Santander/Kexim | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 100,000
Carrying amount	100,000
Bond issuance costs	(2,834)
Total	97,166
Banco Santander/Kexim | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Banco Santander/Kexim | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Banco Santander/Kexim | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	100,000
Carrying amount	$ 100,000
Scotiabank Cayman
Financial instruments [Line Items]
Effective rate		2.33%
Nominal rate		3.19%
Scotiabank Cayman | Unsecured obligations
Financial instruments [Line Items]
Notional amount		$ 0
Carrying amount		0
Bond issuance costs		0
Total		0
Scotiabank Cayman | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		0
Scotiabank Cayman | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		0
Scotiabank Cayman | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		$ 0
Scotiabank
Financial instruments [Line Items]
Effective rate		5.10%
Nominal rate		6.08%
Scotiabank | Unsecured obligations
Financial instruments [Line Items]
Notional amount		$ 200,000
Carrying amount		200,000
Bond issuance costs		(2,478)
Total		197,522
Scotiabank | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		0
Scotiabank | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount		200,000
Carrying amount		200,000
Scotiabank | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		$ 0